Other operating income (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of other operating income

	2026	2025	2024
	USD	USD	USD

Other income	56,250	8,647	48,457
Sundry income	4,192	11,291	1,520
Fair value gain on warrant liability	477,972	-	-
Gain on foreign exchange	210,319	11,344	-
Gain on loan modification	583,084	-	-

	1,331,816	31,282	49,977